Supplement to the
Fidelity's Connecticut Municipal Funds
January 29, 2005
Prospectus

The following information replaces the similar information found in the "Valuing Shares" section on page 13.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Connecticut Municipal Money Market is also open for business on Good Friday.

CTR/CTM-05-01 March 1, 2005
1.475744.117

Supplement to the
Fidelity's Florida
Municipal Funds
January 29, 2005
Prospectus

The following information replaces the similar information found in the "Valuing Shares" section on page 12.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Florida Municipal Money Market is also open for business on Good Friday.

SFC-05-01 March 1, 2005
1.479533.116

Supplement to the
Fidelity's New Jersey Municipal Funds
January 29, 2005
Prospectus

The following information replaces the similar information found in the "Valuing Shares" section on page 16.

Each fund is open for business each day the New York Stock Exchange (NYSE) is open. Each of New Jersey Municipal Money Market and Spartan New Jersey Municipal Money Market is also open for business on Good Friday.

NJN-05-01 March 1, 2005
1.475763.119